Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-Term Investments [Abstract]
Money market funds, at cost	$ 152	$ 2,921
Equity securities, at cost	190,025
Gain from changes in fair value-Money market funds		9
Gain from changes in fair value-Equity securities	272,723
Total short-term investments	$ 462,900	$ 2,930